Premises and equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premises and equipment disclosures
Buildings and improvements	SFr 2,163	SFr 2,197
Land	346	328
Leasehold improvements	2,102	2,164
Software	5,727	6,676
Equipment	2,149	2,119
Premises and equipment	12,487	13,484
Accumulated depreciation	(7,801)	(8,773)
Total premises and equipment, net	4,686	4,711
Depreciation and impairment
Depreciation	826	887	SFr 1,012
Impairment	33	25	24
Bank
Premises and equipment disclosures
Buildings and improvements	2,139	2,179
Land	346	323
Leasehold improvements	2,041	2,162
Software	5,601	6,675
Equipment	1,547	2,051
Premises and equipment	11,674	13,390
Accumulated depreciation	(7,229)	(8,724)
Total premises and equipment, net	4,445	4,666
Depreciation and impairment
Depreciation	770	882	1,009
Impairment	SFr 33	SFr 25	SFr 24